Portfolio of Investments
Nuveen Lifecycle Retirement Income Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—4.2%
1,878,932 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/06/24; cost $19,632,760) $ 17,586,808
TOTAL DIRECT REAL ESTATE 17,586,808
FIXED INCOME—39.9%
9,420,917
Nuveen Core Bond Fund, Class W 87,426,111
5,815,071
Nuveen Core Plus Bond Fund, Class W 54,196,462
903,410
Nuveen Emerging Markets Debt Fund, Class W 7,922,903
942,795
Nuveen High Yield Fund, Class W 8,343,731
998,529
Nuveen International Bond Fund, Class W 8,717,159
TOTAL FIXED INCOME 166,606,366
INFLATION-PROTECTED ASSETS—10.0%
3,898,887
Nuveen Inflation Linked Bond Fund, Class W 41,562,130
TOTAL INFLATION-PROTECTED ASSETS 41,562,130
INTERNATIONAL EQUITY—12.6%
1,065,262
Nuveen Emerging Markets Equity Fund, Class W 8,916,240
1,536,779
Nuveen International Equity Fund, Class W 22,744,325
857,786
Nuveen International Opportunities Fund, Class W 13,544,437
645,157
Nuveen Quant International Small Cap Equity Fund, Class W 7,419,304
TOTAL INTERNATIONAL EQUITY 52,624,306
SHORT-TERM FIXED INCOME—9.9%
4,106,676
Nuveen Short Term Bond Fund, Class W 41,559,564
TOTAL SHORT-TERM FIXED INCOME 41,559,564
U.S. EQUITY—23.4%
898,411
Nuveen Core Equity Fund, Class W 14,419,503
219,679
Nuveen Dividend Growth Fund, Class R6 14,362,629
928,654
Nuveen Dividend Value Fund, Class R6 14,960,621
507,462
Nuveen Growth Opportunities ETF 16,167,739
578,603
Nuveen Large Cap Growth Fund, Class W 16,119,874
642,140
Nuveen Large Cap Value Fund, Class W 14,961,862
155,933
Nuveen Quant Small Cap Equity Fund, Class W 3,146,736
237,862
Nuveen Quant Small/Mid Cap Equity Fund, Class W 3,786,763
TOTAL U.S. EQUITY 97,925,727
TOTAL AFFILIATED INVESTMENT COMPANIES 417,864,901
(Cost $376,417,647)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$107,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 107,000
TOTAL REPURCHASE AGREEMENT 107,000
TOTAL SHORT-TERM INVESTMENTS 107,000
(Cost $107,000)
TOTAL INVESTMENTS—100.0% 417,971,901
(Cost $376,524,647)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (56,034)
NET ASSETS—100.0% $ 417,915,867
ETF Exchange Traded Fund

Nuveen Lifecycle Retirement Income Fund August 31, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $107,063 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 4/30/30, valued at $109,290.

Portfolio of Investments
Nuveen Lifecycle 2010 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—2.5%
2,072,483 (b)
TIAA-CREF Real Property Fund LP (purchased 7/01/16-8/06/24; cost $21,092,850) $ 19,398,439
TOTAL DIRECT REAL ESTATE 19,398,439
FIXED INCOME—39.9%
17,558,163
Nuveen Core Bond Fund, Class W 162,939,748
10,841,045
Nuveen Core Plus Bond Fund, Class W 101,038,541
1,684,046
Nuveen Emerging Markets Debt Fund, Class W 14,769,086
1,759,423
Nuveen High Yield Fund, Class W 15,570,890
1,861,145
Nuveen International Bond Fund, Class W 16,247,792
TOTAL FIXED INCOME 310,566,057
INFLATION-PROTECTED ASSETS—9.9%
7,268,332
Nuveen Inflation Linked Bond Fund, Class W 77,480,423
TOTAL INFLATION-PROTECTED ASSETS 77,480,423
INTERNATIONAL EQUITY—11.7%
1,855,539
Nuveen Emerging Markets Equity Fund, Class W 15,530,862
2,667,439
Nuveen International Equity Fund, Class W 39,478,099
1,491,703
Nuveen International Opportunities Fund, Class W 23,553,994
1,120,704
Nuveen Quant International Small Cap Equity Fund, Class W 12,888,100
TOTAL INTERNATIONAL EQUITY 91,451,055
SHORT-TERM FIXED INCOME—14.1%
10,833,130
Nuveen Short Term Bond Fund, Class W 109,631,275
TOTAL SHORT-TERM FIXED INCOME 109,631,275
U.S. EQUITY—21.9%
1,561,781
Nuveen Core Equity Fund, Class W 25,066,591
383,141
Nuveen Dividend Growth Fund, Class R6 25,049,779
1,613,147
Nuveen Dividend Value Fund, Class R6 25,987,799
882,780
Nuveen Growth Opportunities ETF 28,125,371
1,004,859
Nuveen Large Cap Growth Fund, Class W 27,995,373
1,115,819
Nuveen Large Cap Value Fund, Class W 25,998,589
271,390
Nuveen Quant Small Cap Equity Fund, Class W 5,476,651
414,008
Nuveen Quant Small/Mid Cap Equity Fund, Class W 6,591,014
TOTAL U.S. EQUITY 170,291,167
TOTAL AFFILIATED INVESTMENT COMPANIES 778,818,416
(Cost $688,652,286)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$614,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 614,000
TOTAL REPURCHASE AGREEMENT 614,000
TOTAL SHORT-TERM INVESTMENTS 614,000
(Cost $614,000)
TOTAL INVESTMENTS—100.1% 779,432,416
(Cost $689,266,286)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (424,487)
NET ASSETS—100.0% $ 779,007,929
ETF Exchange Traded Fund

Nuveen Lifecycle 2010 Fund August 31, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $614,363 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $626,529.

Portfolio of Investments
Nuveen Lifecycle 2015 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
4,973,144 (b)
TIAA-CREF Real Property Fund LP (purchased 11/28/16-8/06/24; cost $51,725,797) $ 46,548,628
TOTAL DIRECT REAL ESTATE 46,548,628
FIXED INCOME—39.6%
24,810,037
Nuveen Core Bond Fund, Class W 230,237,140
15,321,331
Nuveen Core Plus Bond Fund, Class W 142,794,804
2,378,195
Nuveen Emerging Markets Debt Fund, Class W 20,856,772
2,484,139
Nuveen High Yield Fund, Class W 21,984,629
2,630,218
Nuveen International Bond Fund, Class W 22,961,803
TOTAL FIXED INCOME 438,835,148
INFLATION-PROTECTED ASSETS—9.6%
9,970,133
Nuveen Inflation Linked Bond Fund, Class W 106,281,613
TOTAL INFLATION-PROTECTED ASSETS 106,281,613
INTERNATIONAL EQUITY—12.9%
2,894,938
Nuveen Emerging Markets Equity Fund, Class W 24,230,631
4,164,900
Nuveen International Equity Fund, Class W 61,640,526
2,324,386
Nuveen International Opportunities Fund, Class W 36,702,054
1,744,551
Nuveen Quant International Small Cap Equity Fund, Class W 20,062,341
TOTAL INTERNATIONAL EQUITY 142,635,552
SHORT-TERM FIXED INCOME—9.6%
10,507,467
Nuveen Short Term Bond Fund, Class W 106,335,567
TOTAL SHORT-TERM FIXED INCOME 106,335,567
U.S. EQUITY—24.0%
2,435,261
Nuveen Core Equity Fund, Class W 39,085,942
596,338
Nuveen Dividend Growth Fund, Class R6 38,988,562
2,515,794
Nuveen Dividend Value Fund, Class R6 40,529,441
1,376,918
Nuveen Growth Opportunities ETF 43,868,607
1,567,283
Nuveen Large Cap Growth Fund, Class W 43,664,517
1,739,727
Nuveen Large Cap Value Fund, Class W 40,535,642
422,641
Nuveen Quant Small Cap Equity Fund, Class W 8,528,902
644,624
Nuveen Quant Small/Mid Cap Equity Fund, Class W 10,262,407
TOTAL U.S. EQUITY 265,464,020
TOTAL AFFILIATED INVESTMENT COMPANIES 1,106,100,528
(Cost $1,018,214,853)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,228,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 1,228,000
TOTAL REPURCHASE AGREEMENT 1,228,000
TOTAL SHORT-TERM INVESTMENTS 1,228,000
(Cost $1,228,000)
TOTAL INVESTMENTS—100.0% 1,107,328,528
(Cost $1,019,442,853)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (177,396)
NET ASSETS—100.0% $ 1,107,151,132
ETF Exchange Traded Fund

Nuveen Lifecycle 2015 Fund August 31, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $1,228,726 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/31/26, valued at $1,252,735.

Portfolio of Investments
Nuveen Lifecycle 2020 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
10,753,855 (b)
TIAA-CREF Real Property Fund LP (purchased 11/28/16-8/06/24; cost $112,259,516) $ 100,656,078
TOTAL DIRECT REAL ESTATE 100,656,078
FIXED INCOME—38.6%
52,321,426
Nuveen Core Bond Fund, Class W 485,542,831
32,312,741
Nuveen Core Plus Bond Fund, Class W 301,154,746
5,048,623
Nuveen Emerging Markets Debt Fund, Class W 44,276,424
5,241,077
Nuveen High Yield Fund, Class W 46,383,536
5,546,391
Nuveen International Bond Fund, Class W 48,419,996
TOTAL FIXED INCOME 925,777,533
INFLATION-PROTECTED ASSETS—7.6%
17,069,907
Nuveen Inflation Linked Bond Fund, Class W 181,965,208
TOTAL INFLATION-PROTECTED ASSETS 181,965,208
INTERNATIONAL EQUITY—14.6%
7,092,144
Nuveen Emerging Markets Equity Fund, Class W 59,361,243
10,225,283
Nuveen International Equity Fund, Class W 151,334,189
5,711,820
Nuveen International Opportunities Fund, Class W 90,189,637
4,286,502
Nuveen Quant International Small Cap Equity Fund, Class W 49,294,769
TOTAL INTERNATIONAL EQUITY 350,179,838
SHORT-TERM FIXED INCOME—7.6%
17,982,439
Nuveen Short Term Bond Fund, Class W 181,982,283
TOTAL SHORT-TERM FIXED INCOME 181,982,283
U.S. EQUITY—27.3%
5,985,818
Nuveen Core Equity Fund, Class W 96,072,377
1,466,522
Nuveen Dividend Growth Fund, Class R6 95,881,210
6,168,225
Nuveen Dividend Value Fund, Class R6 99,370,107
3,383,872
Nuveen Growth Opportunities ETF 107,810,162
3,853,758
Nuveen Large Cap Growth Fund, Class W 107,365,707
4,276,896
Nuveen Large Cap Value Fund, Class W 99,651,673
1,040,023
Nuveen Quant Small Cap Equity Fund, Class W 20,987,666
1,589,014
Nuveen Quant Small/Mid Cap Equity Fund, Class W 25,297,104
TOTAL U.S. EQUITY 652,436,006
TOTAL AFFILIATED INVESTMENT COMPANIES 2,392,996,946
(Cost $2,156,602,086)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$310,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 310,000
TOTAL REPURCHASE AGREEMENT 310,000
TOTAL SHORT-TERM INVESTMENTS 310,000
(Cost $310,000)
TOTAL INVESTMENTS—99.9% 2,393,306,946
(Cost $2,156,912,086)
OTHER ASSETS & LIABILITIES, NET—0.1% 2,095,580
NET ASSETS—100.0% $ 2,395,402,526
ETF Exchange Traded Fund

Nuveen Lifecycle 2020 Fund August 31, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $310,183 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $316,417.

Portfolio of Investments
Nuveen Lifecycle 2025 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
17,102,553 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/06/24; cost $180,504,641) $ 160,079,900
TOTAL DIRECT REAL ESTATE 160,079,900
FIXED INCOME—37.0%
79,634,203
Nuveen Core Bond Fund, Class W 739,005,404
49,166,227
Nuveen Core Plus Bond Fund, Class W 458,229,238
7,669,707
Nuveen Emerging Markets Debt Fund, Class W 67,263,333
7,968,316
Nuveen High Yield Fund, Class W 70,519,596
8,438,881
Nuveen International Bond Fund, Class W 73,671,429
TOTAL FIXED INCOME 1,408,689,000
INFLATION-PROTECTED ASSETS—5.6%
20,072,498
Nuveen Inflation Linked Bond Fund, Class W 213,972,827
TOTAL INFLATION-PROTECTED ASSETS 213,972,827
INTERNATIONAL EQUITY—16.6%
12,836,446
Nuveen Emerging Markets Equity Fund, Class W 107,441,055
18,459,114
Nuveen International Equity Fund, Class W 273,194,894
10,316,666
Nuveen International Opportunities Fund, Class W 162,900,164
7,756,917
Nuveen Quant International Small Cap Equity Fund, Class W 89,204,549
TOTAL INTERNATIONAL EQUITY 632,740,662
SHORT-TERM FIXED INCOME—5.6%
21,146,703
Nuveen Short Term Bond Fund, Class W 214,004,639
TOTAL SHORT-TERM FIXED INCOME 214,004,639
U.S. EQUITY—30.9%
10,822,948
Nuveen Core Equity Fund, Class W 173,708,316
2,651,220
Nuveen Dividend Growth Fund, Class R6 173,336,762
11,149,429
Nuveen Dividend Value Fund, Class R6 179,617,302
6,105,823
Nuveen Growth Opportunities ETF 194,531,521
6,960,440
Nuveen Large Cap Growth Fund, Class W 193,917,870
7,719,351
Nuveen Large Cap Value Fund, Class W 179,860,886
1,876,833
Nuveen Quant Small Cap Equity Fund, Class W 37,874,490
2,861,634
Nuveen Quant Small/Mid Cap Equity Fund, Class W 45,557,221
TOTAL U.S. EQUITY 1,178,404,368
TOTAL AFFILIATED INVESTMENT COMPANIES 3,807,891,396
(Cost $3,356,494,759)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,268,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 3,268,000
TOTAL REPURCHASE AGREEMENT 3,268,000
TOTAL SHORT-TERM INVESTMENTS 3,268,000
(Cost $3,268,000)
TOTAL INVESTMENTS—100.0% 3,811,159,396
(Cost $3,359,762,759)
OTHER ASSETS & LIABILITIES, NET—0.0% 319,598
NET ASSETS—100.0% $ 3,811,478,994
ETF Exchange Traded Fund

Nuveen Lifecycle 2025 Fund August 31, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $3,269,932 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/31/26, valued at $3,333,458.

Portfolio of Investments
Nuveen Lifecycle 2030 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
21,056,611 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/06/24; cost $224,646,628) $ 197,089,876
TOTAL DIRECT REAL ESTATE 197,089,876
FIXED INCOME—32.1%
85,249,882
Nuveen Core Bond Fund, Class W 791,118,908
52,648,954
Nuveen Core Plus Bond Fund, Class W 490,688,254
8,191,810
Nuveen Emerging Markets Debt Fund, Class W 71,842,171
8,518,031
Nuveen High Yield Fund, Class W 75,384,578
9,036,343
Nuveen International Bond Fund, Class W 78,887,276
TOTAL FIXED INCOME 1,507,921,187
INFLATION-PROTECTED ASSETS—3.6%
15,960,557
Nuveen Inflation Linked Bond Fund, Class W 170,139,537
TOTAL INFLATION-PROTECTED ASSETS 170,139,537
INTERNATIONAL EQUITY—19.7%
18,765,004
Nuveen Emerging Markets Equity Fund, Class W 157,063,084
26,982,945
Nuveen International Equity Fund, Class W 399,347,581
15,063,995
Nuveen International Opportunities Fund, Class W 237,860,476
11,333,894
Nuveen Quant International Small Cap Equity Fund, Class W 130,339,779
TOTAL INTERNATIONAL EQUITY 924,610,920
SHORT-TERM FIXED INCOME—3.6%
16,821,324
Nuveen Short Term Bond Fund, Class W 170,231,795
TOTAL SHORT-TERM FIXED INCOME 170,231,795
U.S. EQUITY—36.7%
15,799,579
Nuveen Core Equity Fund, Class W 253,583,249
3,884,359
Nuveen Dividend Growth Fund, Class R6 253,959,407
16,292,260
Nuveen Dividend Value Fund, Class R6 262,468,309
8,925,370
Nuveen Growth Opportunities ETF 284,362,288
10,170,854
Nuveen Large Cap Growth Fund, Class W 283,360,006
11,279,856
Nuveen Large Cap Value Fund, Class W 262,820,654
2,741,113
Nuveen Quant Small Cap Equity Fund, Class W 55,315,667
4,185,052
Nuveen Quant Small/Mid Cap Equity Fund, Class W 66,626,026
TOTAL U.S. EQUITY 1,722,495,606
TOTAL AFFILIATED INVESTMENT COMPANIES 4,692,488,921
(Cost $4,005,377,844)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,721,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 3,721,000
TOTAL REPURCHASE AGREEMENT 3,721,000
TOTAL SHORT-TERM INVESTMENTS 3,721,000
(Cost $3,721,000)
TOTAL INVESTMENTS—100.0% 4,696,209,921
(Cost $4,009,098,844)
OTHER ASSETS & LIABILITIES, NET—0.0% 26,439
NET ASSETS—100.0% $ 4,696,236,360
ETF Exchange Traded Fund

Nuveen Lifecycle 2030 Fund August 31, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $3,723,200 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $3,795,474.

Portfolio of Investments
Nuveen Lifecycle 2035 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
22,699,599 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/06/24; cost $243,596,546) $ 212,468,242
TOTAL DIRECT REAL ESTATE 212,468,242
FIXED INCOME—26.6%
76,203,816
Nuveen Core Bond Fund, Class W 707,171,411
47,005,729
Nuveen Core Plus Bond Fund, Class W 438,093,394
7,304,230
Nuveen Emerging Markets Debt Fund, Class W 64,058,100
7,601,151
Nuveen High Yield Fund, Class W 67,270,188
8,072,843
Nuveen International Bond Fund, Class W 70,475,918
TOTAL FIXED INCOME 1,347,069,011
INFLATION-PROTECTED ASSETS—1.6%
7,787,626
Nuveen Inflation Linked Bond Fund, Class W 83,016,094
TOTAL INFLATION-PROTECTED ASSETS 83,016,094
INTERNATIONAL EQUITY—23.0%
23,657,249
Nuveen Emerging Markets Equity Fund, Class W 198,011,173
34,014,413
Nuveen International Equity Fund, Class W 503,413,310
18,991,926
Nuveen International Opportunities Fund, Class W 299,882,511
14,267,778
Nuveen Quant International Small Cap Equity Fund, Class W 164,079,442
TOTAL INTERNATIONAL EQUITY 1,165,386,436
SHORT-TERM FIXED INCOME—1.6%
8,205,434
Nuveen Short Term Bond Fund, Class W 83,038,992
TOTAL SHORT-TERM FIXED INCOME 83,038,992
U.S. EQUITY—42.9%
19,928,801
Nuveen Core Equity Fund, Class W 319,857,253
4,904,660
Nuveen Dividend Growth Fund, Class R6 320,666,672
20,561,573
Nuveen Dividend Value Fund, Class R6 331,246,937
11,250,311
Nuveen Growth Opportunities ETF 358,434,908
12,824,981
Nuveen Large Cap Growth Fund, Class W 357,303,979
14,219,810
Nuveen Large Cap Value Fund, Class W 331,321,569
3,457,474
Nuveen Quant Small Cap Equity Fund, Class W 69,771,819
5,275,462
Nuveen Quant Small/Mid Cap Equity Fund, Class W 83,985,359
TOTAL U.S. EQUITY 2,172,588,496
TOTAL AFFILIATED INVESTMENT COMPANIES 5,063,567,271
(Cost $4,138,387,342)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,820,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 4,820,000
TOTAL REPURCHASE AGREEMENT 4,820,000
TOTAL SHORT-TERM INVESTMENTS 4,820,000
(Cost $4,820,000)
TOTAL INVESTMENTS—100.0% 5,068,387,271
(Cost $4,143,207,342)
OTHER ASSETS & LIABILITIES, NET—0.0% 139,298
NET ASSETS—100.0% $ 5,068,526,569
ETF Exchange Traded Fund

Nuveen Lifecycle 2035 Fund August 31, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $4,822,849 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/31/26, valued at $4,916,475.

Portfolio of Investments
Nuveen Lifecycle 2040 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
27,569,924 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/20/24; cost $294,654,630) $ 258,054,489
TOTAL DIRECT REAL ESTATE 258,054,489
FIXED INCOME—17.8%
62,023,818
Nuveen Core Bond Fund, Class W 575,581,031
38,207,544
Nuveen Core Plus Bond Fund, Class W 356,094,308
5,933,774
Nuveen Emerging Markets Debt Fund, Class W 52,039,195
6,173,545
Nuveen High Yield Fund, Class W 54,635,869
6,567,038
Nuveen International Bond Fund, Class W 57,330,239
TOTAL FIXED INCOME 1,095,680,642
INTERNATIONAL EQUITY—27.2%
34,048,808
Nuveen Emerging Markets Equity Fund, Class W 284,988,524
48,928,263
Nuveen International Equity Fund, Class W 724,138,296
27,335,201
Nuveen International Opportunities Fund, Class W 431,622,819
20,580,031
Nuveen Quant International Small Cap Equity Fund, Class W 236,670,358
TOTAL INTERNATIONAL EQUITY 1,677,419,997
U.S. EQUITY—50.7%
28,699,842
Nuveen Core Equity Fund, Class W 460,632,461
7,054,058
Nuveen Dividend Growth Fund, Class R6 461,194,326
29,592,940
Nuveen Dividend Value Fund, Class R6 476,742,262
16,175,314
Nuveen Growth Opportunities ETF 515,345,504
18,458,107
Nuveen Large Cap Growth Fund, Class W 514,242,856
20,474,693
Nuveen Large Cap Value Fund, Class W 477,060,336
4,976,552
Nuveen Quant Small Cap Equity Fund, Class W 100,426,821
7,593,865
Nuveen Quant Small/Mid Cap Equity Fund, Class W 120,894,331
TOTAL U.S. EQUITY 3,126,538,897
TOTAL AFFILIATED INVESTMENT COMPANIES 6,157,694,025
(Cost $4,784,238,477)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,611,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 5,611,000
TOTAL REPURCHASE AGREEMENT 5,611,000
TOTAL SHORT-TERM INVESTMENTS 5,611,000
(Cost $5,611,000)
TOTAL INVESTMENTS—100.0% 6,163,305,025
(Cost $4,789,849,477)
OTHER ASSETS & LIABILITIES, NET—0.0% 2,882,372
NET ASSETS—100.0% $ 6,166,187,397
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $5,614,317 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $5,723,468.

Nuveen Lifecycle 2045 Fund August 31, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
19,828,588 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/20/24; cost $213,947,097) $ 185,595,584
TOTAL DIRECT REAL ESTATE 185,595,584
FIXED INCOME—9.7%
24,318,522
Nuveen Core Bond Fund, Class W 225,675,883
15,019,822
Nuveen Core Plus Bond Fund, Class W 139,984,744
2,332,158
Nuveen Emerging Markets Debt Fund, Class W 20,453,026
2,435,668
Nuveen High Yield Fund, Class W 21,555,658
2,577,422
Nuveen International Bond Fund, Class W 22,500,895
TOTAL FIXED INCOME 430,170,206
INTERNATIONAL EQUITY—30.0%
27,038,895
Nuveen Emerging Markets Equity Fund, Class W 226,315,548
38,847,569
Nuveen International Equity Fund, Class W 574,944,016
21,738,872
Nuveen International Opportunities Fund, Class W 343,256,795
16,337,777
Nuveen Quant International Small Cap Equity Fund, Class W 187,884,436
TOTAL INTERNATIONAL EQUITY 1,332,400,795
U.S. EQUITY—56.0%
22,797,914
Nuveen Core Equity Fund, Class W 365,906,512
5,608,792
Nuveen Dividend Growth Fund, Class R6 366,702,804
23,530,465
Nuveen Dividend Value Fund, Class R6 379,075,796
12,841,727
Nuveen Growth Opportunities ETF 409,137,422
14,667,764
Nuveen Large Cap Growth Fund, Class W 408,643,898
16,265,569
Nuveen Large Cap Value Fund, Class W 378,987,756
3,955,799
Nuveen Quant Small Cap Equity Fund, Class W 79,828,027
6,032,465
Nuveen Quant Small/Mid Cap Equity Fund, Class W 96,036,836
TOTAL U.S. EQUITY 2,484,319,051
TOTAL AFFILIATED INVESTMENT COMPANIES 4,432,485,636
(Cost $3,313,113,742)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,746,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 4,746,000
TOTAL REPURCHASE AGREEMENT 4,746,000
TOTAL SHORT-TERM INVESTMENTS 4,746,000
(Cost $4,746,000)
TOTAL INVESTMENTS—100.0% 4,437,231,636
(Cost $3,317,859,742)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,091,185
NET ASSETS—100.0% $ 4,438,322,821
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $4,748,805 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 4/30/30, valued at $4,840,927.

Portfolio of Investments
Nuveen Lifecycle 2050 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
15,824,968 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/20/24; cost $171,786,467) $ 148,121,697
TOTAL DIRECT REAL ESTATE 148,121,697
FIXED INCOME—5.5%
11,043,245
Nuveen Core Bond Fund, Class W 102,481,312
6,827,976
Nuveen Core Plus Bond Fund, Class W 63,636,734
1,050,859
Nuveen Emerging Markets Debt Fund, Class W 9,216,033
1,114,021
Nuveen High Yield Fund, Class W 9,859,086
1,170,911
Nuveen International Bond Fund, Class W 10,222,054
TOTAL FIXED INCOME 195,415,219
INTERNATIONAL EQUITY—31.5%
22,645,626
Nuveen Emerging Markets Equity Fund, Class W 189,543,888
32,534,942
Nuveen International Equity Fund, Class W 481,517,146
18,213,676
Nuveen International Opportunities Fund, Class W 287,593,944
13,660,502
Nuveen Quant International Small Cap Equity Fund, Class W 157,095,777
TOTAL INTERNATIONAL EQUITY 1,115,750,755
U.S. EQUITY—58.7%
19,092,584
Nuveen Core Equity Fund, Class W 306,435,967
4,694,117
Nuveen Dividend Growth Fund, Class R6 306,901,341
19,683,643
Nuveen Dividend Value Fund, Class R6 317,103,488
10,745,163
Nuveen Growth Opportunities ETF 342,340,893
12,283,400
Nuveen Large Cap Growth Fund, Class W 342,215,535
13,618,828
Nuveen Large Cap Value Fund, Class W 317,318,686
3,311,057
Nuveen Quant Small Cap Equity Fund, Class W 66,817,127
5,066,445
Nuveen Quant Small/Mid Cap Equity Fund, Class W 80,657,811
TOTAL U.S. EQUITY 2,079,790,848
TOTAL AFFILIATED INVESTMENT COMPANIES 3,539,078,519
(Cost $2,663,064,223)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,968,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 3,968,000
TOTAL REPURCHASE AGREEMENT 3,968,000
TOTAL SHORT-TERM INVESTMENTS 3,968,000
(Cost $3,968,000)
TOTAL INVESTMENTS—100.0% 3,543,046,519
(Cost $2,667,032,223)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,745,792
NET ASSETS—100.0% $ 3,544,792,311
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $3,970,346 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $4,047,600.

Nuveen Lifecycle 2055 Fund August 31, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.2%
8,139,450 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/20/24; cost $89,829,371) $ 76,185,251
TOTAL DIRECT REAL ESTATE 76,185,251
FIXED INCOME—4.3%
4,403,049
Nuveen Core Bond Fund, Class W 40,860,292
2,726,145
Nuveen Core Plus Bond Fund, Class W 25,407,670
420,260
Nuveen Emerging Markets Debt Fund, Class W 3,685,677
445,302
Nuveen High Yield Fund, Class W 3,940,924
467,041
Nuveen International Bond Fund, Class W 4,077,268
TOTAL FIXED INCOME 77,971,831
INTERNATIONAL EQUITY—31.9%
11,818,692
Nuveen Emerging Markets Equity Fund, Class W 98,922,449
16,971,868
Nuveen International Equity Fund, Class W 251,183,650
9,507,331
Nuveen International Opportunities Fund, Class W 150,120,749
7,115,172
Nuveen Quant International Small Cap Equity Fund, Class W 81,824,475
TOTAL INTERNATIONAL EQUITY 582,051,323
U.S. EQUITY—59.4%
9,949,180
Nuveen Core Equity Fund, Class W 159,684,337
2,448,478
Nuveen Dividend Growth Fund, Class R6 160,081,472
10,263,440
Nuveen Dividend Value Fund, Class R6 165,344,020
5,597,338
Nuveen Growth Opportunities ETF 178,331,189
6,409,744
Nuveen Large Cap Growth Fund, Class W 178,575,466
7,100,568
Nuveen Large Cap Value Fund, Class W 165,443,227
1,727,281
Nuveen Quant Small Cap Equity Fund, Class W 34,856,524
2,638,802
Nuveen Quant Small/Mid Cap Equity Fund, Class W 42,009,734
TOTAL U.S. EQUITY 1,084,325,969
TOTAL AFFILIATED INVESTMENT COMPANIES 1,820,534,374
(Cost $1,417,525,522)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,388,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 2,388,000
TOTAL REPURCHASE AGREEMENT 2,388,000
TOTAL SHORT-TERM INVESTMENTS 2,388,000
(Cost $2,388,000)
TOTAL INVESTMENTS—99.9% 1,822,922,374
(Cost $1,419,913,522)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,248,206
NET ASSETS—100.0% $ 1,824,170,580
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $2,389,412 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $2,435,770.

Portfolio of Investments
Nuveen Lifecycle 2060 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—4.2%
3,509,919 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/20/24; cost $39,252,076) $ 32,852,841
TOTAL DIRECT REAL ESTATE 32,852,841
FIXED INCOME—3.0%
1,350,927
Nuveen Core Bond Fund, Class W 12,536,598
839,609
Nuveen Core Plus Bond Fund, Class W 7,825,156
131,031
Nuveen Emerging Markets Debt Fund, Class W 1,149,137
136,988
Nuveen High Yield Fund, Class W 1,212,340
144,774
Nuveen International Bond Fund, Class W 1,263,876
TOTAL FIXED INCOME 23,987,107
INTERNATIONAL EQUITY—32.3%
5,169,268
Nuveen Emerging Markets Equity Fund, Class W 43,266,773
7,433,772
Nuveen International Equity Fund, Class W 110,019,831
4,158,164
Nuveen International Opportunities Fund, Class W 65,657,417
3,105,810
Nuveen Quant International Small Cap Equity Fund, Class W 35,716,817
TOTAL INTERNATIONAL EQUITY 254,660,838
U.S. EQUITY—60.2%
4,356,891
Nuveen Core Equity Fund, Class W 69,928,095
1,068,535
Nuveen Dividend Growth Fund, Class R6 69,860,837
4,480,144
Nuveen Dividend Value Fund, Class R6 72,175,125
2,443,054
Nuveen Growth Opportunities ETF 77,835,701
2,798,179
Nuveen Large Cap Growth Fund, Class W 77,957,263
3,105,337
Nuveen Large Cap Value Fund, Class W 72,354,351
754,508
Nuveen Quant Small Cap Equity Fund, Class W 15,225,971
1,150,719
Nuveen Quant Small/Mid Cap Equity Fund, Class W 18,319,444
TOTAL U.S. EQUITY 473,656,787
TOTAL AFFILIATED INVESTMENT COMPANIES 785,157,573
(Cost $636,833,801)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,194,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 1,194,000
TOTAL REPURCHASE AGREEMENT 1,194,000
TOTAL SHORT-TERM INVESTMENTS 1,194,000
(Cost $1,194,000)
TOTAL INVESTMENTS—99.8% 786,351,573
(Cost $638,027,801)
OTHER ASSETS & LIABILITIES, NET—0.2% 1,188,352
NET ASSETS—100.0% $ 787,539,925
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $1,194,706 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 4/30/30, valued at $1,218,020.

Nuveen Lifecycle 2065 Fund August 31, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.3%(a)
DIRECT REAL ESTATE—4.1%
478,841 (b)
TIAA-CREF Real Property Fund LP (purchased 9/30/20-8/20/24; cost $5,342,790) $ 4,481,954
TOTAL DIRECT REAL ESTATE 4,481,954
FIXED INCOME—1.8%
109,735
Nuveen Core Bond Fund, Class W 1,018,337
68,881
Nuveen Core Plus Bond Fund, Class W 641,970
10,755
Nuveen Emerging Markets Debt Fund, Class W 94,320
11,048
Nuveen High Yield Fund, Class W 97,771
11,515
Nuveen International Bond Fund, Class W 100,523
TOTAL FIXED INCOME 1,952,921
INTERNATIONAL EQUITY—32.7%
713,861
Nuveen Emerging Markets Equity Fund, Class W 5,975,015
1,028,181
Nuveen International Equity Fund, Class W 15,217,083
573,989
Nuveen International Opportunities Fund, Class W 9,063,291
430,318
Nuveen Quant International Small Cap Equity Fund, Class W 4,948,654
TOTAL INTERNATIONAL EQUITY 35,204,043
U.S. EQUITY—60.7%
601,549
Nuveen Core Equity Fund, Class W 9,654,867
147,376
Nuveen Dividend Growth Fund, Class R6 9,635,451
620,379
Nuveen Dividend Value Fund, Class R6 9,994,308
337,136
Nuveen Growth Opportunities ETF 10,741,153
388,581
Nuveen Large Cap Growth Fund, Class W 10,825,855
429,321
Nuveen Large Cap Value Fund, Class W 10,003,177
104,243
Nuveen Quant Small Cap Equity Fund, Class W 2,103,618
159,060
Nuveen Quant Small/Mid Cap Equity Fund, Class W 2,532,230
TOTAL U.S. EQUITY 65,490,659
TOTAL AFFILIATED INVESTMENT COMPANIES 107,129,577
(Cost $90,698,830)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$237,000 (c) Fixed Income Clearing Corporation 5 .320% 09/03/24 237,000
TOTAL REPURCHASE AGREEMENT 237,000
TOTAL SHORT-TERM INVESTMENTS 237,000
(Cost $237,000)
TOTAL INVESTMENTS—99.5% 107,366,577
(Cost $90,935,830)
OTHER ASSETS & LIABILITIES, NET—0.5% 491,494
NET ASSETS—100.0% $ 107,858,071
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $237,140 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 3.125% and maturity date 5/15/48, valued at $241,759.

Notes to Portfolios of Investments
(Unaudited)

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value ("NAV") per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the portfolio of investments.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Registered investment companies $ 400,278,093 $ — $ — $ — $ 400,278,093
TIAA-CREF Real Property Fund LP — — — 17,586,808 17,586,808
Short-term investments — 107,000 — — 107,000
Total $ 400,278,093 $ 107,000 $ — $ 17,586,808 $ 417,971,901
Lifecycle 2010
Registered investment companies $ 759,419,977 $ — $ — $ — $ 759,419,977
TIAA-CREF Real Property Fund LP — — — 19,398,439 19,398,439
Short-term investments — 614,000 — — 614,000
Total $ 759,419,977 $ 614,000 $ — $ 19,398,439 $ 779,432,416
Lifecycle 2015
Registered investment companies $ 1,059,551,900 $ — $ — $ — $ 1,059,551,900
TIAA-CREF Real Property Fund LP — — — 46,548,628 46,548,628
Short-term investments — 1,228,000 — — 1,228,000
Total $ 1,059,551,900 $ 1,228,000 $ — $ 46,548,628 $ 1,107,328,528
Lifecycle 2020
Registered investment companies $ 2,292,340,868 $ — $ — $ — $ 2,292,340,868
TIAA-CREF Real Property Fund LP — — — 100,656,078 100,656,078
Short-term investments — 310,000 — — 310,000
Total $ 2,292,340,868 $ 310,000 $ — $ 100,656,078 $ 2,393,306,946
Lifecycle 2025
Registered investment companies $ 3,647,811,496 $ — $ — $ — $ 3,647,811,496
TIAA-CREF Real Property Fund LP — — — 160,079,900 160,079,900
Short-term investments — 3,268,000 — — 3,268,000
Total $ 3,647,811,496 $ 3,268,000 $ — $ 160,079,900 $ 3,811,159,396

Notes to Portfolios of Investments
(Unaudited) (continued)

Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2030
Registered investment companies $ 4,495,399,045 $ — $ — $ — $ 4,495,399,045
TIAA-CREF Real Property Fund LP — — — 197,089,876 197,089,876
Short-term investments — 3,721,000 — — 3,721,000
Total $ 4,495,399,045 $ 3,721,000 $ — $ 197,089,876 $ 4,696,209,921
Lifecycle 2035
Registered investment companies $ 4,851,099,029 $ — $ — $ — $ 4,851,099,029
TIAA-CREF Real Property Fund LP — — — 212,468,242 212,468,242
Short-term investments — 4,820,000 — — 4,820,000
Total $ 4,851,099,029 $ 4,820,000 $ — $ 212,468,242 $ 5,068,387,271
Lifecycle 2040
Registered investment companies $ 5,899,639,536 $ — $ — $ — $ 5,899,639,536
TIAA-CREF Real Property Fund LP — — — 258,054,489 258,054,489
Short-term investments — 5,611,000 — — 5,611,000
Total $ 5,899,639,536 $ 5,611,000 $ — $ 258,054,489 $ 6,163,305,025
Lifecycle 2045
Registered investment companies $ 4,246,890,052 $ — $ — $ — $ 4,246,890,052
TIAA-CREF Real Property Fund LP — — — 185,595,584 185,595,584
Short-term investments — 4,746,000 — — 4,746,000
Total $ 4,246,890,052 $ 4,746,000 $ — $ 185,595,584 $ 4,437,231,636
Lifecycle 2050
Registered investment companies $ 3,390,956,822 $ — $ — $ — $ 3,390,956,822
TIAA-CREF Real Property Fund LP — — — 148,121,697 148,121,697
Short-term investments — 3,968,000 — — 3,968,000
Total $ 3,390,956,822 $ 3,968,000 $ — $ 148,121,697 $ 3,543,046,519
Lifecycle 2055
Registered investment companies $ 1,744,349,123 $ — $ — $ — $ 1,744,349,123
TIAA-CREF Real Property Fund LP — — — 76,185,251 76,185,251
Short-term investments — 2,388,000 — — 2,388,000
Total $ 1,744,349,123 $ 2,388,000 $ — $ 76,185,251 $ 1,822,922,374
Lifecycle 2060
Registered investment companies $ 752,304,732 $ — $ — $ — $ 752,304,732
TIAA-CREF Real Property Fund LP — — — 32,852,841 32,852,841
Short-term investments — 1,194,000 — — 1,194,000
Total $ 752,304,732 $ 1,194,000 $ — $ 32,852,841 $ 786,351,573
Lifecycle 2065
Registered investment companies $ 102,647,623 $ — $ — $ — $ 102,647,623
TIAA-CREF Real Property Fund LP — — — 4,481,954 4,481,954
Short-term investments — 237,000 — — 237,000
Total $ 102,647,623 $ 237,000 $ — $ 4,481,954 $ 107,366,577
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.
A10998-D (10/24)